UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	April 26, 2000

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	69

Form 13F Information Table Value Total:	$226,167,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --
------ --------
Amer Intl Group                com              026874107     5418    49484 SH       SOLE                    49484
American Express               com              025816109     4520    30350 SH       SOLE                    30350
Amgen Inc.                     com              031162100    25021   407676 SH       SOLE                   407676
Anheuser-Busch                 com              035229103      809    13000 SH       SOLE                    13000
BP Amoco PLC - Spons ADR       com              055622104      242     4538 SH       SOLE                     4538
Bank of America Corp (n/c 4/99 com              060505104      872    16633 SH       SOLE                    16633
Bank of New York Inc           com              064057102     1538    37000 SH       SOLE                    37000
Biogen Inc                     com              090597105     3707    53050 SH       SOLE                    53050
Black & Decker Corp            com              091797100     3751    99850 SH       SOLE                    99850
Boeing                         com              097023105      662    17500 SH       SOLE                    17500
Bristol-Myers Squibb Co.       com              110122108      803    13850 SH       SOLE                    13850
Chevron Corp                   com              166751107      341     3688 SH       SOLE                     3688
Chubb Corp                     com              171232101      236     3500 SH       SOLE                     3500
Ciena Corp                     com              171779101     7597    60230 SH       SOLE                    60230
Cisco Systems, Inc.            com              17275R102     8892   115016 SH       SOLE                   115016
Citigroup Inc.  (name chg 10/8 com              172967101     5406    90289 SH       SOLE                    90289
Coca Cola Co.                  com              191216100      746    15900 SH       SOLE                    15900
Costco Wholesale Corp (n/c 8/9 com              22160k105      237     4500 SH       SOLE                     4500
EMC Corporation                com              268648102     9160    72700 SH       SOLE                    72700
El Paso Energy Corp (name chan com              283905107     2602    64434 SH       SOLE                    64434
Exxon Mobil Corporation        com              30231g102      742     9516 SH       SOLE                     9516
Gap Inc.                       com              364760108     3766    75600 SH       SOLE                    75600
General Electric               com              369604103     6443    41400 SH       SOLE                    41400
Guidant Corporation (spinoff f com              401698105      453     7700 SH       SOLE                     7700
Halliburton Co                 com              406216101     3494    84967 SH       SOLE                    84967
Hewlett-Packard                com              428236103      239     1800 SH       SOLE                     1800
Home Depot                     com              437076102     5399    83700 SH       SOLE                    83700
I. B. M.                       com              459200101     6221    52722 SH       SOLE                    52722
Intel Corp.                    com              458140100    11471    86945 SH       SOLE                    86945
Johnson & Johnson              com              478160104      519     7386 SH       SOLE                     7386
Kimberly Clark Corp.           com              494368103     5237    93417 SH       SOLE                    93417
Lilly (Eli)                    com              532457108     3855    61550 SH       SOLE                    61550
Lucent Technologies Inc        com              549463107      329     5364 SH       SOLE                     5364
MCI Worldcom Inc (name changed com              98155K102     3346    73837 SH       SOLE                    73837
McKesson HBOC Inc.             com              58155q103     3058   145600 SH       SOLE                   145600
Merck & Co.                    com              589331107     1294    20832 SH       SOLE                    20832
Microsoft                      com              594918104    12548   118095 SH       SOLE                   118095
Morgan St Dean Witter Discover com              24240V101      215     2600 SH       SOLE                     2600
NASDAQ-100 Shares              com              631100104      219     2000 SH       SOLE                     2000
Nike Inc Class B               com              654106103    11210   282900 SH       SOLE                   282900
Nordstrom Inc (smbl chng 6/10/ com              655664100     4366   148000 SH       SOLE                   148000
Oracle Sys Corp.               com              68389X105      453     5800 SH       SOLE                     5800
Paccar Inc.                    com              693718108      339     6780 SH       SOLE                     6780
Peoplesoft Inc                 com              712713106     2882   144100 SH       SOLE                   144100
Pfizer                         com              717081103     4029   110200 SH       SOLE                   110200
Philip Morris                  com              718154107      232    11000 SH       SOLE                    11000
Quaker Oats Co.                com              747402105      273     4500 SH       SOLE                     4500
Qwest Communications Intl (sym com              749121109     3190    66450 SH       SOLE                    66450
Rayovac Corporation            com              755081106     2816   121100 SH       SOLE                   121100
Reuters Group PLC - Spons ADR  com              76132m102      372     3120 SH       SOLE                     3120
S&P 500 Depository Receipt     com              78462f103      211     1400 SH       SOLE                     1400
S&P Mid-Cap 400 Depository Rec com              595635103     4631    50750 SH       SOLE                    50750
Safeco Corp.                   com              786429100      465    17500 SH       SOLE                    17500
SmithKline Beecham PLC ADR rep com              832378301      264     4000 SH       SOLE                     4000
Spiegel Inc -Cl A              com              848457107     1153   144100 SH       SOLE                   144100
Starbucks Corporation          com              855244109     7172   160034 SH       SOLE                   160034
State Street Corporation       com              857477103     4511    46566 SH       SOLE                    46566
Telefonica de Espana           com              879382208      473     6364 SH       SOLE                     6364
Tiffany & Company              com              886547108     6664    79684 SH       SOLE                    79684
U.S. Bancorp                   com              902973106      213     9747 SH       SOLE                     9747
Varian Semiconductor Equipment com              922207105     3111    48900 SH       SOLE                    48900
Weatherford Int'l (name & sym  com              947074100     4597    78584 SH       SOLE                    78584
Weyerhaeuser Co.               com              962166104      344     6036 SH       SOLE                     6036
American Re Capital Pfd 8.50%  prd              029162203      320    13700 SH       SOLE                    13700
Alliance Mortgage Secs Income  fdeq             018639104       85 10560.692SH       SOLE                10560.692
D Witter Select Eqty Utility S fdeq             24241x262       24 26085.000SH       SOLE                26085.000
Fidelity Advisor Equity Growth fdeq             315805200      401 5193.573 SH       SOLE                 5193.573
Fidelity Advisor Growth Oppty  fdeq             315807206      325 7011.571 SH       SOLE                 7011.571
Vanguard S&P 500 Index Fund    fdeq             922908108     9635 69775.197SH       SOLE                69775.197